Supplement to the
Fidelity® Balanced Fund
October 29, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri. Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Pramod Atluri (co-manager) has managed the fund since March 2012.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 25.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since September 2008. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 25.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for George Fischer found in the "Fund Management" section on page 26.

Pramod Atluri is co-manager of Fidelity Balanced Fund, which he has managed since March 2012. Mr. Atluri manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

BAL-12-01  March 1, 2012
1.468108.122

Supplement to the
Fidelity® Balanced Fund
Class K
October 29, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri. Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Pramod Atluri (co-manager) has managed the fund since March 2012.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 22.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since September 2008. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 22.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for George Fischer found in the "Fund Management" section on page 23.

Pramod Atluri is co-manager of Fidelity Balanced Fund, which he has managed since March 2012. Mr. Atluri manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

BAL-K-12-01  March 1, 2012
1.878258.107

Supplement to the
Fidelity® Puritan® Fund
October 29, 2011
Prospectus

The following information replaces the information for George Fischer under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Pramod Atluri (co-manager) has managed the fund since March 2012.

The following information replaces the biographical information for George Fischer in the "Fund Management" section on page 24.

Pramod Atluri is co-manager of the fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

PUR-12-01  March 1, 2012
1.463149.119

Supplement to the
Fidelity® Puritan® Fund
Class K
October 29, 2011
Prospectus

The following information replaces the information for George Fischer under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Pramod Atluri (co-manager) has managed the fund since March 2012.

The following information replaces the biographical information for George Fischer in the "Fund Management" section on page 20.

Pramod Atluri is co-manager of the fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

PUR-K-12-01  March 1, 2012
1.871758.103